Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

These condensed consolidated and combined financial statements and related notes are presented in accordance with GAAP. Preparation in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the consolidated financial statements and accompanying notes. Although management believes these estimates are reasonable, actual results could differ from these estimates. Changes in estimates are recorded prospectively.

The accompanying condensed consolidated and combined financial statements are based on a number of significant estimates including quantities of oil, natural gas and NGL reserves that are the basis for the calculations of depreciation, depletion, amortization (“DD&A”) and impairment of oil and natural gas properties. Reservoir engineering is a subjective process of estimating underground accumulations of oil and natural gas and there are numerous uncertainties inherent in estimating quantities of proved oil and natural gas reserves. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. As a result, reserve estimates may differ from the quantities of oil and natural gas that are ultimately recovered. Brigham Minerals’ year-end reserve estimates are audited by Cawley, Gillespie & Associates, Inc. (“CG&A”), an independent petroleum engineering firm. Quarterly reserve estimates are internally generated by our in-house engineering staff. Other items subject to significant estimates and assumptions include the carrying amount of oil and natural gas properties, valuation of derivative instruments, share-based compensation costs, and revenue accruals.

Significant Accounting Policies

Significant accounting policies are disclosed in Brigham Resources’ audited consolidated financial statements and notes for the year ended December 31, 2018, presented in the IPO registration statement. There have been no changes in such policies or the application of such policies during the three and nine months ended September 30, 2019, except as described below:

Share-Based Compensation

Brigham Minerals accounts for its share-based compensation including grants of the Incentive Units, restricted stock awards, time-based restricted stock units and performance-based stock units in the condensed consolidated and combined statements of operations based on their estimated fair values at grant date. Brigham Minerals recognizes expense on a straight-line basis over the vesting period of the respective grant, which is generally the requisite service period. Share-based compensation is included in general and administrative expenses in Brigham Minerals’ condensed consolidated and combined statements of operations included within this prospectus. There was approximately $21.3 million of unamortized compensation expense relating to outstanding awards at September 30, 2019, a portion of which will be capitalized. The unrecognized share-based compensation expense will be recognized on a straight-line basis over the remaining vesting periods of the awards. Brigham Minerals accounts for forfeitures as they occur.

Earnings Per Share

Brigham Minerals uses the “if-converted” method to determine the potential dilutive effect of its Class B common stock and the treasury stock method to determine the potential dilutive effect of outstanding Incentive Units, RSAs, RSUs, and PSUs.

Income Taxes

Brigham Minerals accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. On the date of our IPO, Brigham Minerals recognized a tax benefit of approximately $13.7 million, associated with the differences between the tax and book basis of the investment in Brigham Resources, LLC, as discussed in “Note 11—Income Taxes”.

Temporary Equity

Brigham Minerals accounts for the Original Owners’ 56.7% interest in Brigham LLC as temporary equity as a result of certain redemption rights held by the Original Owners as discussed in “Note 9—Temporary Equity.” As such, the Company adjusts temporary equity to its maximum redemption amount at the balance sheet date, if higher than the carrying amount. The redemption amount is based on the 10-day volume-weighted average closing price (“VWAP”) of Class A shares at the end of the reporting period. Changes in the redemption value are recognized immediately as they occur, as if the end of the reporting period was also the redemption date for the instrument, with an offsetting entry to additional paid-in capital.

Recently Issued Accounting Standards

Brigham Minerals’ status as an emerging growth company under Section 107 of the JOBS Act permits it to delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. Brigham Minerals is choosing to take advantage of this extended transition period and, as a result, Brigham Minerals will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for private companies.

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-01, Clarifying the Definition of a Business. This guidance assists in determining whether a transaction should be accounted for as an acquisition or disposal of assets or as a business. This ASU provides a screen that when substantially all of the fair value of the gross assets acquired, or disposed of, are concentrated in a single identifiable asset, or a group of similar identifiable assets, the set will not be considered a business. If the screen is not met, a set must include an input and a substantive process that together significantly contribute to the ability to create an output to be considered a business. The new standard becomes effective for us during the fiscal year ending December 31, 2019 and interim periods within the fiscal year ending December 31, 2020 and is required to be adopted using a prospective approach. Although early application is permitted, we have not adopted ASU 2017-01 early. The implementation of the new standard is not anticipated to have a material impact on the condensed consolidated and combined financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The new standard becomes effective for us during the fiscal year ended December 31, 2019 and interim periods within the fiscal year ending December 31, 2020 and is required to be adopted utilizing retrospective application. Although early application is permitted, we have not adopted ASU 2016-18 early.

In February 2016, the FASB issued ASU 2016-02, Leases, which requires all leasing arrangements to be presented in the balance sheet as liabilities along with a corresponding asset. ASU 2016-02 does not apply to leases of mineral rights to explore for or use crude oil and natural gas. The ASU will replace most existing lease guidance in GAAP when it becomes effective. In January 2018, the FASB issued ASU 2018-01, Land Easement Practical Expedient for Transition to Topic 842, to provide an optional practical expedient to not evaluate existing or expired land easements that were not previously accounted for as leases under Topic 840. In July 2018, the FASB issued ASU 2018-11 Leases (Topic 842): Targeted Improvements, which provides for another transition method, in addition to the existing transition method, by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption (i.e. comparative periods presented in the financial statements will continue to be in accordance with current GAAP (Topic 840, Leases)). The new standard becomes effective for us during the fiscal year ending December 31, 2020 and interim periods within the fiscal year ending December 31, 2021 and early adoption is permitted. We are currently evaluating the impact that the adoption of this update will have on our condensed consolidated and combined financial statements and related disclosures.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. This ASU supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and industry-specific guidance in Subtopic 932-605, Extractive Activities-Oil and Gas-Revenue Recognition, and requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. The new standard becomes effective for us for the fiscal year ending on December 31, 2019 and interim periods within the fiscal year ending December 31, 2020. We intend to adopt the standard using the modified retrospective approach.

We completed our review of revenue contracts covering our material revenue streams, designed to evaluate any potential changes in revenue recognition upon adoption of the new standard, and concluded that the implementation of the new standard will not have a material impact on our condensed consolidated and combined financial statements. We also evaluated the information technology and internal control changes that may be required to implement the new standard based on the results of our contract review process.

2. Significant Accounting Policies

Emerging Growth Company Status

As a company with less than $1.07 billion in revenues during its last fiscal year, Brigham Minerals qualifies as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other regulatory requirements.

Brigham Minerals will remain an “emerging growth company” until as late as the last day of Brigham Minerals’ 2023 fiscal year, or until the earliest of (i) the last day of the fiscal year in which Brigham Minerals has $1.07 billion or more in annual revenues; (ii) the date on which Brigham Minerals becomes a “large accelerated filer” (the fiscal year-end on which the total market value of Brigham Minerals’ common equity securities held by non-affiliates is $700 million or more as of June 30); (iii) the date on which Brigham Minerals issues more than $1.0 billion of non-convertible debt over a three-year period.

As a result of Brigham Minerals’ election to avail itself of certain provisions of the JOBS Act, the information that Brigham Minerals provides may be different than the information provided by other public companies.

Use of Estimates

The preparation of consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the consolidated financial statements and accompanying notes. Although management believes these estimates are reasonable, actual results could differ from these estimates. Changes in estimates are recorded prospectively.

The accompanying consolidated and combined financial statements are based on a number of significant estimates including quantities of oil, natural gas and NGLs reserves that are the basis for the calculations of depreciation, depletion, amortization (“DD&A”) and impairment of oil and natural gas properties. Reservoir engineering is a subjective process of estimating underground accumulations of oil and natural gas and there are numerous uncertainties inherent in estimating quantities of proved oil and natural gas reserves. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. As a result, reserve estimates may differ from the quantities of oil and natural gas that are ultimately recovered. Brigham Minerals’ reserve estimates are determined by Cawley, Gillespie & Associates, Inc. (“CG&A”), an independent petroleum engineering firm. Other items subject to significant estimates and assumptions include the carrying amount of oil and natural gas properties, valuation of derivative instruments and revenue accruals.

Cash and Cash Equivalents

Brigham Minerals considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Restricted Cash

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our consolidated and combined balance sheets. At December 31, 2018, Brigham Minerals had $0.4 million restricted for distribution to existing owners.

Receivables

Receivables consist of royalty income due from operators for oil and gas sales to purchasers. Those purchasers remit payment for production to the operator of our properties and the operator, in turn, remits payment to us. Receivables from third parties for which we did not receive actual information, either due to timing delays or due to the unavailability of data at the time when revenues are recognized, are estimated. Receivables from new wells turned in line for which we did not receive payment at the time revenues are recognized are estimated and recognized only when public production information is available. Volume estimates are based upon historical actual data if available or, otherwise, on engineering estimates. Pricing estimates are based upon actual prices realized in an area by adjusting the market price for the average basis differential from market on a basin-by-basin basis.

Brigham Minerals routinely reviews outstanding balances, assesses the financial strength of its customers and records a reserve for amounts not expected to be fully recovered. We recorded an allowance for doubtful accounts of $0.4 million for the year ended December 31, 2018, which was included in general and administrative expenses. We did not record any allowance for doubtful accounts for the year ended December 31, 2017.

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially subject Brigham Minerals to concentrations of credit risk consist of cash, accounts receivable, commodity derivative financial instruments and its prior revolving credit facility. Cash and cash equivalents are held in a few financial institutions in amounts that may, at times, exceed federally insured limits. However, no losses have been incurred and management believes that counterparty risks are minimal based on the reputation and history of the institutions selected. Accounts receivable are concentrated among operators and purchasers engaged in the energy industry within the United States. Management periodically assesses the financial condition of these entities and institutions and considers any possible credit risk to be minimal. Concentrations of oil and gas sales to significant customers (operators) are presented in the table below.

	For the year ended December 31,
	2018	2017
Anadarko Petroleum Corp.	15%	—
Continental Resources, Inc.	10%	10%
Noble Energy, Inc.	9%	13%

Management does not believe that the loss of any customer would have a long-term material adverse effect on our financial position or the results of operations.

Investments in Equity Securities

Brigham Minerals classifies its equity securities as available-for-sale, and as such, they are carried at fair value. Changes in fair value of available-for-sale securities are reported as a component of other comprehensive income. Losses may be recognized within the consolidated and combined statement of operations when a decline in value is determined to be other-than-temporary. Brigham Minerals uses the average cost method to determine the realized gain or loss for each sale or distribution of available-for-sale securities.

Financial Instruments

Brigham Minerals’ financial instruments consist of cash and cash equivalents, receivables, payables, derivative assets and liabilities, investments in equity securities and long-term debt. The carrying amounts of cash and cash equivalents, receivables and payables approximate fair value due to the highly liquid or short-term nature of these instruments. The equity securities are publicly traded and are valued using quoted market prices.

The fair values of Brigham Minerals’ derivative assets and liabilities are based on a third-party industry-standard pricing model using contract terms and prices and assumptions and inputs that are substantially observable in active markets throughout the full term of the instruments, including forward oil and gas price curves, discount rates, volatility factors and credit risk adjustments.

The carrying amount of long-term debt associated with borrowings outstanding under Brigham Minerals’ term loan facility and prior revolving credit facility approximates fair value as borrowings bear interest at variable market rates. See “Note 6—Derivative Instruments,” “Note 5—Fair Value Measurements” and “Note 7—Long-Term Debt.”

Derivative Instruments

In the normal course of business, Brigham Minerals is exposed to certain risks, including changes in the prices of oil, natural gas and NGLs and interest rates. Brigham Minerals has occasionally entered into derivative contracts to manage its exposure to these risks. Brigham Minerals’ risk management activity is generally accomplished through over-the-counter derivative contracts with large financial institutions. Brigham Minerals does not enter into derivative instruments for speculative purposes. Derivative instruments are recognized at fair value. If a right of offset exists under master netting arrangements and certain other criteria are met, derivative assets and liabilities with the same counterparty are netted on the consolidated and combined balance sheets. Brigham Minerals does not specifically designate derivative instruments as cash flow hedges, even though they reduce its exposure to changes in oil and natural gas prices; therefore, gains and losses arising from changes in the fair value of derivatives are recognized on a net basis in the accompanying consolidated and combined statements of operations within gain (loss) on derivative instruments, net.

Oil and Gas Properties

Brigham Minerals uses the full cost method of accounting for its oil and natural gas properties. Under this method, all acquisition costs incurred for the purpose of acquiring mineral and royalty interests and certain related employee costs are capitalized into a full cost pool. Costs associated with general corporate activities are expensed in the period incurred.

Capitalized costs are amortized using the units-of-production method. Under this method, the provision for depletion is calculated by multiplying total production for the period by a depletion rate. The depletion rate is determined by dividing the total unamortized cost base by net equivalent proved reserves at the beginning of the period.

Costs associated with unevaluated properties are excluded from the amortizable cost base until a determination has been made as to the existence of proved reserves. Unevaluated properties are reviewed periodically to determine whether the costs incurred should be reclassified to the full cost pool and subjected to amortization. The costs associated with unevaluated properties primarily consist of acquisition costs and capitalized general and administrative costs. Unevaluated properties are assessed for impairment on an individual basis or as a group if properties are individually insignificant. The assessment includes consideration of the following factors, among others: expectation of future drilling activity; past drilling results and activity; geological and geophysical evaluations; the assignment of proved reserves; and the economic viability of development if proved reserves are assigned. During any period in which these factors indicate an impairment, the cumulative acquisition costs incurred to date for such property are transferred to the full cost pool and are then subject to amortization. There was no impairment recorded for unevaluated properties in 2018 and 2017.

Sales and abandonments of oil and natural gas properties being amortized are accounted for as adjustments to the full cost pool, with no gain or loss recognized unless the adjustments would significantly alter the relationship between capitalized costs and proved reserves. A significant alteration would not ordinarily be expected to occur upon the sale of reserves involving less than 25% of the reserve quantities of a cost center.

Natural gas volumes are converted to barrels of oil equivalent (Boe) at the rate of six thousand cubic feet (Mcf) of natural gas to one barrel (Bbl) of oil. This convention is not an equivalent price basis and there may be a large difference in value between an equivalent volume of oil versus an equivalent volume of natural gas.

Under the full cost method of accounting, total capitalized costs of oil and natural gas properties, net of accumulated depletion, may not exceed an amount equal to the present value of future net revenues from proved reserves, discounted at 10% per annum, plus the lower of cost or fair value of unevaluated properties (the ceiling limitation). A ceiling limitation is calculated at each reporting period. If total capitalized costs, net of accumulated DD&A are greater than the ceiling limitation, a write-down or impairment of the full cost pool is required. A write-down of the carrying value of the full cost pool is a noncash charge that reduces earnings and impacts equity in the period of occurrence and typically results in lower depletion expense in future periods. Once incurred, a write-down cannot be reversed at a later date. The ceiling limitation calculation is prepared using the 12-month first day of the month oil and natural gas average prices, as adjusted for basis or location differentials, held constant over the life of the reserves (net wellhead prices). If applicable, these net wellhead prices would be further adjusted to include the effects of any fixed price arrangements for the sale of oil and natural gas.

As of December 31, 2018 and 2017, the full cost ceiling value of our reserves was calculated based on the average posted first-day-of-the month prices for the 12 months ended December 31, 2018 and 2017, in accordance with SEC guidance. For oil and NGL volumes, the average West Texas Intermediate posted price was adjusted for quality, transportation fees and a regional price differential. NGL prices varied by basin from 22% to 41% and from 19% to 42% of the oil posted price during the twelve months ended December 31, 2018 and 2017, respectively. For gas volumes, the average Henry Hub spot price was adjusted for energy content, transportation fees and a regional price differential. All prices do not give effect to derivative transactions and are held constant throughout the lives of the properties. The average adjusted product prices, held constant over the remaining lives of the properties, are $61.31 and $47.80 per barrel of oil, $23.98 and $18.56 per barrel of NGL and $2.51 and $2.74 per Mcf of gas as of December 31, 2018 and 2017, respectively. Using these prices, the net book value of oil and natural gas was below the ceiling limitation and no write-off was necessary.

Income Taxes

Brigham Minerals accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. Brigham Minerals was not subject to federal income taxes prior to the July 2018 restructuring.

Revenue Recognition

Royalty interests represent the right to receive revenues (oil and natural gas sales), less production and operating taxes and post-production costs. Revenue is recorded when title passes to the purchaser. Royalty interests have no rights or obligations to explore, develop or operate the property and do not incur any of the costs of exploration, development and operation of the property.

Brigham Minerals recognizes revenue when it is realized or realizable and earned. Revenues are considered realized or realizable and earned when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured.

Pricing of oil, natural gas and NGL sales from Brigham Minerals’ properties is primarily determined by supply and demand in the marketplace and can fluctuate considerably. Brigham Minerals has no involvement or operational control over the volumes and method of sale of oil, natural gas and NGLs produced and sold from its properties.

To the extent actual volumes and prices of oil, natural gas and NGLs are unavailable for a given reporting period because of timing or information not received from third parties, the expected sales volume and prices for these properties are estimated and recorded within accounts receivable in the accompanying consolidated and combined balance sheet. Receivables from new wells turned in line for which we did not receive payment at the time revenues are recognized are estimated and recognized only when public production information is available. Differences between estimates of revenue and the actual amounts are adjusted and recorded in the period that the actual amounts are known.

Brigham Minerals earns lease bonus revenues and lease extension revenues (collectively referred to as “lease bonus revenue”) from leasing mineral interests to exploration and production companies in exchange for a royalty interest. Lease bonus revenues are recognized when received, at which time Brigham Minerals gives up the right to develop the land itself or to lease it to another party.

Debt Issuance Cost

As of December 31, 2018, capitalized debt issuance costs of $4.3 million, net of accumulated amortization of $0.3 million, was included in long-term debt on the consolidated and combined balance sheets. As of December 31, 2017, capitalized debt issuance costs of $0.4 million, net of accumulated amortization of $0.3 million, was included in other assets on the consolidated and combined balance sheets. Debt issuance costs were incurred in connection with establishing and amending credit facilities for Brigham Minerals and are amortized over the term of the credit facilities using the effective interest rate method. Amortization expense for debt issue costs was $0.7 million and $0.2 million, for the years ended December 31, 2018 and 2017. On July 27, 2018, the prior revolving credit facility was terminated and replaced with a new term loan facility. See further discussion in “Note 7—Long-Term Debt” in our consolidated financial statements.

Recently Issued Accounting Standards

Brigham Minerals’ status as an emerging growth company under Section 107 of the JOBS Act permits it to delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. Brigham Minerals is choosing to take advantage of this extended transition period and, as a result, it will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for private companies.

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-01, Clarifying the Definition of a Business. This guidance assists in determining whether a transaction should be accounted for as an acquisition or disposal of assets or as a business. This ASU provides a screen that when substantially all of the fair value of the gross assets acquired, or disposed of, are concentrated in a single identifiable asset, or a group of similar identifiable assets, the set will not be considered a business. If the screen is not met, a set must include an input and a substantive process that together significantly contribute to the ability to create an output to be considered a business. The new standard becomes effective for us on January 1, 2019 and is required to be adopted using a prospective approach. Although early application is permitted, we do not plan to adopt ASU-2017-01 early. We completed our evaluation of the standard and concluded that its adoption will not have a material impact to the consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The new standard becomes effective for us on January 1, 2019. Although early application is permitted, we do not plan to adopt the ASU early. We completed our evaluation of the standard and concluded that its adoption will not have a material impact to the consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases, which requires all leasing arrangements to be presented in the balance sheet as liabilities along with a corresponding asset. The ASU will replace most existing lease guidance in GAAP when it becomes effective. The new standard becomes effective for us on January 1, 2020. Although early application is permitted, we do not plan to adopt the ASU early. In July 2018, the FASB issued ASU 2018-11, Targeted Improvements, which provides entities an optional transitional relief method whereby prior periods would not require restatement while a cumulative adjustment to retained earnings during the period of adoption would be recorded. We are currently evaluating the impact, if any, that the adoption of this update will have on our condensed consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU changes to the current GAAP model primarily affects the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. Under the new standard, all equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) will generally be measured at fair value through earnings. There will no longer be an available-for-sale classification (changes in fair value reported in other comprehensive income) for equity securities with readily determinable fair values. The new standard becomes effective for us on January 1, 2019. Although early application is permitted, we do not plan to adopt the ASU early. The standard requires the use of cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year in which the guidance is adopted. We completed our evaluation of the standard and concluded that its adoption will not have a material impact to the consolidated financial statements and related disclosures.

In May, 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. This ASU supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and industry-specific guidance in Subtopic 932-605, Extractive Activities-Oil and Gas-Revenue Recognition, and requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 will be effective for us beginning on January 1, 2019 considering the one-year deferral provided by ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. The standard permits the use of either the full retrospective or modified retrospective transition method and early adoption is permitted. Brigham Minerals intends to use the modified retrospective adoption approach and does not plan to early adopt. In order to evaluate any potential changes in revenue recognition upon adoption of the new standard, Brigham Minerals completed a review of a representative sample of revenue contracts covering its material revenue streams. Brigham Minerals also evaluated the information technology and internal control changes that will be required to implement the new standard based on the results of its contract review process. We completed our evaluation of the standard and concluded that its adoption will not have a material impact to the consolidated financial statements.